INCOME TAXES (Tables)	3 Months Ended
Jun. 30, 2022
Schedule of income taxes benefit

	For the Three Months Ended June 30,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	200
Current	–	200

Deferred:
Federal	–	–
State and local	–	–
Foreign	2,552	(121)
Deferred	2,552	(121)
Benefit from income taxes	$2,552	$79

Schedule of reconciliation income tax rates

	Three Months Ended June 30,
	2022	2021
Income (loss) on ordinary activities before tax	$34	$(2)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax at statutory income tax rate	7	–
Losses recognized	(7)	–
Income tax benefit (expense)	$–	$–

Schedule of effective income tax rates

	Three Months Ended June 30,
	2022	2021
Loss on ordinary activities before tax	$1,743	$432
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	331	82

Change (increase) in deferred income tax rate	105	–
Foreign currency effect	2,116	(121)
Research and development credit	–	200
Losses (unrecognized)	–	(82)
Income tax benefit	$2,552	$79

Schedule of reconciliation of financial statement loss to tax basis loss

	Three Months Ended June 30, 2022				Three Months Ended June 30, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax income (loss)	$34	$(2,468)	$(1,743)	$(4,177)	$(2)	$(2,868)	$(432)	$(3,302)
Losses not subject to tax	–	2,468	–	2,468	–	2,868	–	2,868
Utilization of losses not previously benefitted	(34)	–	–	(34)	–	–	–	–
Taxable loss	$–	$–	$(1,743)	$(1,743)	$(2)	$–	$(432)	$(434)

Schedule of deferred tax assets and liabilities

	As of June 30,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(3,689)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,189)	(1,753)

Deferred tax liabilities:
In-process research and development	28,082	30,198
Deferred tax liability	28,082	30,198

Net deferred tax liability	$25,893	$28,445